Summary of significant accounting practices (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of changes in accounting estimates [abstract]
The exchange rate changes in reais in effect on the base date of these financial statements are as follows:

The exchange rate changes in reais in effect on the base date of these financial statements are as follows:

	Final Rate		Average Rate
	2021	2020	2021	2020
U.S. Dollar	5.5805	5.1967	5.3956	5.1425
Argentinian Peso	0.0543	0.0617	0.0568	0.0622